Financial instruments (Details 4) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended																																					6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Recurring basis Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2014 Recurring basis Trading assets	Jun. 30, 2013 Recurring basis Trading assets	Jun. 30, 2014 Recurring basis Trading assets Debt securities	Jun. 30, 2013 Recurring basis Trading assets Debt securities	Jun. 30, 2014 Recurring basis Trading assets Debt securities Corporate debt securities	Jun. 30, 2013 Recurring basis Trading assets Debt securities Corporate debt securities	Jun. 30, 2014 Recurring basis Trading assets Debt securities RMBS	Jun. 30, 2013 Recurring basis Trading assets Debt securities RMBS	Jun. 30, 2014 Recurring basis Trading assets Debt securities CMBS	Jun. 30, 2013 Recurring basis Trading assets Debt securities CMBS	Jun. 30, 2014 Recurring basis Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2013 Recurring basis Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2014 Recurring basis Trading assets Equity securities	Jun. 30, 2013 Recurring basis Trading assets Equity securities	Jun. 30, 2014 Recurring basis Trading assets Derivative instruments	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments	Jun. 30, 2014 Recurring basis Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2014 Recurring basis Trading assets Derivative instruments Credit derivatives	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments Credit derivatives	Jun. 30, 2014 Recurring basis Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2013 Recurring basis Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2014 Recurring basis Trading assets Other	Jun. 30, 2013 Recurring basis Trading assets Other	Jun. 30, 2014 Recurring basis Investment securities	Jun. 30, 2013 Recurring basis Investment securities	Jun. 30, 2014 Recurring basis Other investments	Jun. 30, 2013 Recurring basis Other investments	Jun. 30, 2014 Recurring basis Other investments Hedge funds	Dec. 31, 2013 Recurring basis Other investments Hedge funds	Jun. 30, 2014 Recurring basis Other investments Other equity investments	Dec. 31, 2013 Recurring basis Other investments Other equity investments	Jun. 30, 2014 Recurring basis Other investments Other equity investments - of which private	Dec. 31, 2013 Recurring basis Other investments Other equity investments - of which private	Jun. 30, 2014 Recurring basis Other investments Life finance instruments	Jun. 30, 2013 Recurring basis Other investments Life finance instruments	Jun. 30, 2014 Recurring basis Other investments Equity securities	Jun. 30, 2013 Recurring basis Other investments Equity securities	Jun. 30, 2014 Recurring basis Loans	Jun. 30, 2013 Recurring basis Loans	Jun. 30, 2014 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2013 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2014 Recurring basis Loans - of which financial institutions	Jun. 30, 2013 Recurring basis Loans - of which financial institutions	Jun. 30, 2014 Recurring basis Other intangible assets.	Jun. 30, 2013 Recurring basis Other intangible assets.	Jun. 30, 2014 Recurring basis Other assets	Jun. 30, 2013 Recurring basis Other assets	Jun. 30, 2014 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2013 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2014 Recurring basis Other assets - of which loans held-for-sale RMBS	Jun. 30, 2014 Recurring basis Assets	Jun. 30, 2013 Recurring basis Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets				204	13,710	15,509	5,069	5,888	2,128	3,192	436	724	417	1,023	1,567	447	595	485	5,217	6,650	1,574	1,859	1,138	1,294	1,240	1,920	2,829	2,486	2	170	6,969	8,184	323	392	1,720	1,632	1,720	1,630	1,600	1,818	5,369	6,366	7,998	6,619	5,309	4,778	1,322	1,530	42	43	6,159	5,164	5,615	4,463		35,084	35,689
Transfers in, assets	1,188	2,819	3,380	0	1,282	1,736	518	465	135	146	309	257	44	26	17	14	117	190	368	916	31	42	251	721	24	149	279	165	0	0	0	0							0	0	0	0	109	93	107	81	2	11	0	0	1,428	1,551	1,427	1,540		2,819	3,380
Transfers out, assets	(1,928)	(4,283)	(5,513)	(135)	(2,207)	(2,273)	(1,261)	(979)	(487)	(483)	(252)	(292)	(181)	(100)	(130)	(39)	(231)	(173)	(266)	(897)	(12)	(198)	(124)	(262)	(123)	(258)	(449)	(224)	0	0	(14)	(40)							0	0	(14)	(40)	(366)	(1,644)	(276)	(322)	(17)	(2)	0	0	(1,561)	(1,556)	(1,544)	(1,554)		(4,283)	(5,513)
Purchases, assets				0	5,319	6,157	3,644	3,291	837	1,009	430	758	172	129	1,950	1,384	303	139	0	0	0	0	0	0	0	0	1,372	2,727	0	166	579	845							100	100	479	745	172	368	161	368	11	1	26	0	2,407	2,673	2,159	2,494		8,503	10,209
Sales, assets				0	(5,098)	(6,973)	(3,747)	(4,604)	(1,062)	(2,020)	(439)	(638)	(102)	(821)	(2,097)	(1,008)	(266)	(236)	0	0	0	0	0	0	0	0	(1,085)	(2,133)	0	(17)	(3,181)	(1,515)							(154)	(186)	(3,027)	(1,329)	(912)	(834)	(628)	(595)	(81)	(119)	0	0	(2,181)	(1,707)	(2,118)	(1,538)		(11,372)	(11,046)
Issuances, assets				0	1,542	721	0	0	0	0	0	0	0	0	0	0	0	0	1,542	721	92	164	314	111	192	116	0	0	0	0	0	0							0	0	0	0	2,516	3,593	1,799	1,346	429	240	0	0	347	700	346	700		4,405	5,014
Settlements, assets				0	(2,256)	(1,069)	0	0	0	0	0	0	0	0	0	0	0	0	(2,134)	(1,004)	(361)	(198)	(504)	(302)	(257)	(225)	(122)	(65)	0	0	0	0							0	0	0	0	(896)	(1,193)	(758)	(780)	(98)	(363)	0	0	(827)	(501)	(828)	(501)		(3,979)	(2,763)
Gain (loss) on transfers in/out included in trading revenues, assets				0	23	233	(44)	130	(59)	113	12	6	1	(3)	(1)	2	42	6	19	96	5	2	(3)	33	14	62	6	1	0	0	0	0							0	0	0	0	1	(1)	1	0	0	0	0	0	19	16	25	15		43	248
Gain (loss) on all other activity included in trading revenues, assets				0	1,171	5	410	150	272	9	55	64	(15)	33	68	45	118	(2)	384	(97)	381	(161)	28	(9)	(157)	250	259	(46)	0	0	98	(82)							65	(80)	33	(2)	4	(81)	5	(126)	3	(49)	0	0	127	133	152	92	20	1,400	(25)
Gain (loss) on transfers in/out included in other revenues, assets				0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0							0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0
Gain (loss) on all other activity included in other revenues, assets				0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	441	276							0	0	441	276	2	0	0	0	4	0	(2)	(6)	(1)	0	(1)	0		440	270
Foreign currency translation impact, assets				0	(5)	467	11	170	10	91	(3)	27	(2)	19	(5)	20	(4)	14	(5)	194	3	50	(3)	41	(1)	62	(7)	89	1	0	7	257							(6)	61	13	196	(30)	229	(21)	149	(3)	49	0	2	6	158	9	131		(21)	1,113
Balance at end of period, assets				69	13,481	14,513	4,600	4,511	1,774	2,057	548	906	334	306	1,369	865	674	423	5,125	6,579	1,713	1,560	1,097	1,627	932	2,076	3,082	3,000	3	319	4,899	7,925	323	392	1,720	1,632	1,720	1,630	1,605	1,713	3,294	6,212	8,598	7,149	5,699	4,899	1,572	1,298	66	39	5,923	6,631	5,242	5,842		33,039	36,576